Commitments and Contingencies (Purchase Obligations Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Term of unrecorded unconditional purchase obligations	2034
Unrecorded unconditional purchase obligations	$ 3.3